[Aetna Logo]                                      151 Farmington Avenue
[Aetna Letterhead]                                Hartford, CT  06156


                                                  Linda M. Hernandez
                                                  Prospectus Development Unit
                                                  ARS Operations, TS41
                                                  (860) 273-0912
May 1, 1998                                       Fax (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk

RE: Aetna Life Insurance and Annuity Company and its Variable Annuity Account C
    Prospectus Title: Opportunity Plus - Group Variable Multiple Option Annuity Contracts
    File Nos. 33-75962; 811-2513
    497j

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 14 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on April 17, 1998. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-0912.

Sincerely,

/s/ Linda M. Hernandez

Linda M. Hernandez
Prospectus Development Unit